Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000142756
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Institutional Class Shares	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV U.S. Managed Volatility Fund, Institutional Class Shares - $213494	S&P 500 Index (Gross) (TR) - $339505
Oct/14	$100000	$100000
Oct/15	$103640	$105200
Oct/16	$110515	$109943
Oct/17	$126037	$135925
Oct/18	$136328	$145911
Oct/19	$151811	$166814
Oct/20	$131435	$183012
Oct/21	$172369	$261550
Oct/22	$170726	$223335
Oct/23	$169152	$245988
Oct/24	$213494	$339505

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Institutional Class Shares	26.21%	7.06%	7.88%
S&P 500 Index (Gross) (TR)	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 33,432,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 48
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	4.2%
Materials	4.5%
Consumer Discretionary	4.8%
Utilities	5.2%
Industrials	7.0%
Communication Services	9.9%
Financials	12.5%
Consumer Staples	12.9%
Health Care	16.2%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/
C000142757
Shareholder Report [Line Items]
Fund Name	LSV U.S. Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	LVAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV U.S. Managed Volatility Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/us-managed-volatility-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/us-managed-volatility-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV U.S. Managed Volatility Fund, Investor Class Shares	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV U.S. Managed Volatility Fund, Investor Class Shares - $20887	S&P 500 Index (Gross) (TR) - $33950
Oct/14	$10000	$10000
Oct/15	$10350	$10520
Oct/16	$11010	$10994
Oct/17	$12546	$13593
Oct/18	$13528	$14591
Oct/19	$15028	$16681
Oct/20	$12981	$18301
Oct/21	$16979	$26155
Oct/22	$16780	$22334
Oct/23	$16585	$24599
Oct/24	$20887	$33950

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV U.S. Managed Volatility Fund, Investor Class Shares	25.94%	6.81%	7.64%
S&P 500 Index (Gross) (TR)	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 33,432,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 48
InvestmentCompanyPortfolioTurnover	18.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	4.2%
Materials	4.5%
Consumer Discretionary	4.8%
Utilities	5.2%
Industrials	7.0%
Communication Services	9.9%
Financials	12.5%
Consumer Staples	12.9%
Health Care	16.2%
Information Technology	22.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/us-managed-volatility-fund/